Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
Cayman	(140,369)	(3,271)
Hong Kong SAR	(1,911)	(952)
BVI	—	—
PRC, excluding Hong Kong SAR	(44,346)	10,675
	(186,626)	6,452

Schedule of components of income tax expense

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
Current income tax expense (benefit)	5,474	(2,909)
	5,474	(2,909)

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Six Months Ended June 30,
	2022	2023
	RMB	RMB
(Loss) profit before tax	(186,626)	6,452
Income tax computed at PRC statutory tax rate	(46,657)	1,613
Effect of preferential tax rate*	(1,815)	—
Tax rate differential not subject to PRC income tax	35,255	899
Non-deductible expense	12,200	(2,176)
Change in valuation allowance	4,484	896
Additional deduction for research and development expenses	(625)	(466)
Tax-exempted income	92	—
Late payment surcharge on uncertain tax position	1,149	(3,712)
Others	1,391	37
	5,474	(2,909)

* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 15 – a) PRC section for details.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of	As of
	December 31,	June 30,
	2022	2023
	RMB	RMB
Net operating loss carry forward	103,285	90,576
Allowance for doubtful accounts	172,898	180,992
Payroll and accrued expenses	4,157	4,157
Deductible advertisement expenses	1,024	3,134
Long-term equity investment impairment	74,988	80,159
Intangible assets*	28,031	26,260
Gross deferred tax assets	384,382	385,278
Less: Valuation allowance	(384,382)	(385,278)
Net deferred tax assets	—	—

* In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of movements of the valuation allowance

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	(324,682)	(384,382)
Changes of valuation allowances	(59,700)	(896)
Balance at the end of the period	(384,382)	(385,278)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the
	Year	For the Six
	Ended	Months
	December	Ended June
	31,	30,
	2022	2023
	RMB	RMB
Beginning balance	(28,575)	(30,772)
Additions	(2,197)	(909)
Ending balance	(30,772)	(31,681)